CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium and other capital reserves		Accumulated deficit	Total		Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 286		$ 269,353		$ (257,586)	$ 12,053		$ 16,632	$ 28,685
Profit (loss)	0		0		(9,282)	(9,282)		(548)	(9,830)	[1]
Issuance of ordinary shares, net of issuance expenses	1		85		0	86		0	86
Forfeiture of non-controlling interests regarding share-based compensation	0		22		0	22		(22)	0
Restricted share units (“RSUs”) vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation and RSUs	0		188		0	188		811	999
Balance at Jun. 30, 2024	287		269,648		(266,868)	3,067		16,873	19,940
Balance at Dec. 31, 2024	363		272,257		(274,071)	(1,451)		16,289	14,838
Profit (loss)	0		0		(7,050)	(7,050)		(621)	(7,671)
Issuance of ordinary shares, net of issuance expenses	110		4,173		0	4,283		0	4,283
Exercise of subsidiary options	0		75		0	75		(75)	0
Exercise of pre-funded warrants	15		374		0	389		0	389
Restricted share units (“RSUs”) vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation and RSUs	0		204		0	204		332	536
Balance at Jun. 30, 2025	$ 488		$ 277,083		$ (281,121)	$ (3,550)		$ 15,925	$ 12,375

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	Represents an amount lower than $1.